UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07358

                    Duff & Phelps Utility and Corporate Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)        (Zip code)

Alan M. Meder	Lawrence R. Hamilton
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:     (800) 338-8214

Date of fiscal year end:   December 31

Date of reporting period: March 31, 2010

Item 1 –	Schedule of Investments –

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS

March 31, 2010

(Unaudited)

Principal Amount (000)			Description	Value
		LONG-TERM INVESTMENTS - 154.7%
		U.S. Government and Agency Obligations - 10.3%
		Federal National Mortgage Association,
$5,000		6.00%,	5/15/11	$5,303,470
219		8.00%,	10/01/30	254,457
815		7.00%,	12/01/31	916,027
		Government National Mortgage Association
		Pass-Through Certificates,
14		7.00%,	3/15/26	15,217
64		8.00%,	11/15/30	73,608
34		8.00%,	2/15/31	38,771
		U.S. Treasury Note,
8,000		3.875%,	9/15/10	8,133,752
8,000		1.50%,	10/31/10	8,058,128
10,000		4.50%,	2/28/11	10,374,610

		Total U.S. Government and Agency Obligations
		(Cost $32,910,995)		33,168,040

		Corporate Bonds - 137.6%
		Financial - 27.6%
		Boeing Capital Corp.,
7,000	(a)	6.50%,	2/15/12	7,650,475
		Caterpillar Financial Services Corp.,
7,000	(a)	7.15%,	2/15/19	8,253,588
		CPG Partners L.P.,
7,900		8.25%,	2/01/11	8,333,615
		Daimler Finance NA LLC.,
5,000		7.75%,	1/18/11	5,261,140
		ERP Operating Limited Partnership,
5,000		6.625%,	3/15/12	5,408,475
		General Electric Capital Corp.,
6,000		6.125%,	2/22/11	6,276,282
		Household Finance Corp.,
6,000		8.00%,	7/15/10	6,119,172
		JPMorgan Chase & Co.,
10,000		7.875%,	6/15/10	10,134,130
		Keybank, N.A.,
3,200		7.30%,	5/01/11	3,368,301
		Mack-Cali Realty, L.P.,
7,000		7.75%,	2/15/11	7,320,334
		NationsBank Capital Trust IV,
10,000		8.25%,	4/15/27	10,175,000
		US Bank N.A.,
5,000		4.95%,	10/30/14	5,328,410
		Wells Fargo Bank N.A.,
5,000		6.45%,	2/01/11	5,235,635

				88,864,557

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2010

(Unaudited)

Principal Amount (000)			Description	Value
		Industrial - 39.5%
		Archer-Daniels-Midland Company,
$4,000	(a)	7.125%,	3/01/13	$4,520,024
		Coca-Cola Enterprises, Inc.,
6,000	(a)	8.50%,	2/01/12	6,767,940
		Devon Financing Corp.,
6,000	(a)	6.875%,	9/30/11	6,476,382
		Dow Chemical Company,
6,000		9.00%,	4/01/21	6,956,766
		Hewlett-Packard Co.,
7,000	(a)	6.125%,	3/01/14	7,890,022
		Kraft Foods, Inc.,
5,000		6.25%,	6/01/12	5,474,655
		Potash Corporation of Saskatchewan, Inc.,
8,578	(a)	7.75%,	5/31/11	9,197,109
		Premcor Refining Group, Inc.,
5,000	(a)	6.125%,	5/01/11	5,211,015
		Sun Company, Inc.,
5,000	(a)	9.00%,	11/01/24	5,751,790
		Target Corp.,
5,000		6.00%,	1/15/18	5,606,705
		Tele-Communications, Inc.,
5,275	(a)	10.125%,	4/15/22	7,117,246
3,200	(a)	9.875%,	6/15/22	4,226,240
		Time Warner Entertainment Company, L.P.,
5,000	(a)	8.875%,	10/01/12	5,760,525
		Time Warner, Inc.,
5,000	(a)	9.15%,	2/01/23	6,505,970
		USX Corporation,
10,000		9.125%,	1/15/13	11,857,130
		Viacom, Inc.,
5,000		6.25%,	4/30/16	5,531,065
		Wal-Mart Stores, Inc.,
5,000		6.75%,	10/15/23	5,863,135
		Wellpoint, Inc.,
5,000		6.80%,	8/01/12	5,528,460
		Xerox Corp.,
5,000		6.35%,	5/15/18	5,425,010
		XTO Energy, Inc.,
5,000	(a)	6.50%,	12/15/18	5,780,530

				127,447,719

		Telephone - 19.5%
		AT&T Wireless Services, Inc.,
10,000	(a)	8.125%,	5/01/12	11,290,140
		British Telecommunications PLC,
10,000	(b)	8.125%,	12/15/10	10,562,060
		Deutsche Telekom International Finance,
12,000	(a)(b)	8.00%,	6/15/10	12,178,032
		France Telecom SA,
7,625	(a)(b)	7.75%,	3/01/11	8,097,132
		New York Telephone Co.,
5,000		8.625%,	11/15/10	5,221,910
		Rogers Communications, Inc.,
6,000		7.50%,	3/15/15	7,010,574
		Verizon Global Funding Corp.,
7,500	(a)	7.375%,	9/01/12	8,497,935

				62,857,783

		Utilities - 51.0%
		AGL Capital Corp.,
10,000	(a)	7.125%,	1/14/11	10,457,040
		American Water Capital Corp.,
5,000		6.593%,	10/15/37	5,254,375
		Arizona Public Service Co.,
5,000	(a)	6.875%,	8/01/36	5,338,350
		Atmos Energy Corp.,
5,000		7.375%,	5/15/11	5,327,370
		CalEnergy Company, Inc.,
10,000	(a)	8.48%,	9/15/28	12,367,350
		Cleveland Electric Illumination Co.,
6,713	(a)	8.875%,	11/15/18	8,349,850
		Entergy Texas, Inc.,
10,000	(a)	7.125%,	2/01/19	11,232,980
		FirstEnergy Corp.,
5,000	(a)	7.375%,	11/15/31	5,188,565
		FPL Group Capital, Inc.,
5,000		5.625%,	9/01/11	5,285,235
		Hydro-Quebec,
10,000		7.50%,	4/01/16	12,086,320

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

PORTFOLIO OF INVESTMENTS-(Continued)

March 31, 2010

(Unaudited)

Principal Amount (000)			Description	Value
		Utilities (Continued)
		Kinder Morgan Energy Partners,
$5,000		7.75%,	3/15/32	$5,792,900
		Northern Border Partners L.P.,
6,040	(a)	8.875%,	6/15/10	6,131,748
		ONEOK Inc.,
4,060		7.125%,	4/15/11	4,297,896
		Progress Energy, Inc.,
6,000	(a)	7.10%,	3/01/11	6,311,280
5,000		7.05%,	3/15/19	5,651,505
		PSE&G Power, LLC.,
7,195	(a)	7.75%,	4/15/11	7,677,547
		Reliant Energy Resources Corp.,
10,000	(a)	7.75%,	2/15/11	10,530,840
		South Carolina Electric & Gas Co.,
5,685		6.50%,	11/01/18	6,460,747
		Trans-Canada Pipelines Limited,
10,000		9.875%,	1/01/21	13,620,360
		Wisconsin Energy Corp.,
6,000		6.50%,	4/01/11	6,327,342
		Xcel Energy, Inc.,
10,131	(a)	7.00%,	12/01/10	10,532,086

				164,221,686

		Total Corporate Bonds
		(Cost $421,004,850)		443,391,745

		Asset-Backed Securities - 1.8%
		Detroit Edison Securitization Funding LLC 2001-1 A6,
5,000		6.62%,	3/01/16	5,808,748

		Total Asset-Backed Securities
		(Cost $5,925,000)		5,808,748

Shares
		Non-Convertible Preferred Stock - 5.0%
		Financial - 5.0%
		Duke Realty Corp., Series M,
100,000		6.95%		2,266,000
		Duke Realty Corp., Series N,
100,000		7.25%		2,357,000
		Kimco Realty Corp., Series G,
100,000		7.75%		2,527,000
		Public Storage, Inc., Series I,
120,000		7.25%		3,045,600
		Realty Income Corp., Series D,
100,000		7.375%		2,568,000
		UDR, Inc., Series G,
100,000		6.75%		2,296,000
		Vornado Realty Trust, Series I,
50,000		6.625%		1,136,500

		Total Non-Convertible Preferred Stock
		(Cost $16,713,000)		16,196,100

		Total Investments - 154.7%
		(Cost $476,553,845)		498,564,633

		Other Assets in Excess of Liabilities 4.3%		13,751,465
		Committed Facility Agreement - (29.5)%		(95,000,000)
		Liquidation Value of Preferred Shares - (29.5)%		(95,000,000)

		Net Assets Applicable to Common Stock - 100%		$322,316,098

(a)	All or a portion of this security has been segregated and made available for loan.

(b)	Security’s original coupon rate is shown. Coupon rate subject to change if security’s rating is upgraded or downgraded by Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2010 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 494,511,598	$ 13,524,257	$ 9,471,222	$ 4,053,035

Notes

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates fair value.

The following is a summary of the inputs used to value each of the Fund’s investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset-backed securities	$ -	$ 5,808,748	$ -	$ 5,808,748
Corporate bonds - Financial	-	88,864,557	-	88,864,557
Corporate bonds - Industrial	-	127,447,719	-	127,447,719
Corporate bonds - Telephone	-	62,857,783	-	62,857,783
Corporate bonds - Utilities	-	164,221,686	-	164,221,686
Non-convertible preferred stock	16,196,100	-	-	16,196,100
U.S. Government and Agency Obligations	-	33,168,040	-	33,168,040
Total	$ 16,196,100	$ 482,368,533	$ -	$ 498,564,633

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2 –	Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Duff & Phelps Utility and Corporate  Bond Trust Inc.

By (Signature and Title)	/S/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain
President and Chief Executive Officer

Date	May 10, 2010

By (Signature and Title)	/S/ ALAN M. MEDER

Alan M. Meder
Treasurer
(Principal Financial and Accounting Officer)

Date	May 10, 2010